     Filed with the Securities and Exchange Commission on August 15, 2008
Registration No. 333-144657              Investment Company Act No. 811-07975
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-4
                            REGISTRATION STATEMENT
                                     UNDER
                          THE SECURITIES ACT OF 1933
                        Post-Effective Amendment No. 9
                                      and
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                               Amendment No. 89

      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                          (Exact Name of Registrant)

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                              (Name of Depositor)

                             213 WASHINGTON STREET
                         NEWARK, NEW JERSEY 07102-2992
                                (973) 802-7333
   (Address and telephone number of depositor's principal executive offices)

                               JOSEPH D. EMANUEL
                              CHIEF LEGAL OFFICER
                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
        One Corporate Drive, Shelton, Connecticut 06484 (203) 944-7504
              (Name and Address of Agent for Service of Process)

                                   Copy To:

                         C. CHRISTOPHER SPRAGUE, ESQ.
                     VICE PRESIDENT AND CORPORATE COUNSEL
             One Corporate Drive, Shelton, CT 06484 (203) 402-1233

          Approximate Date of Proposed Sale to the Public: Continuous

It is proposed that this filing become effective: (check appropriate space)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[_] on ______ pursuant to paragraph (b) of Rule 485

[X] 60 days after filing pursuant to paragraph (a) (i) of Rule 485

[_] on ______ pursuant to paragraph (a) (i) of Rule 485

[_] 75 days after filing pursuant to paragraph (a) (ii) of Rule 485

[_] on ______ pursuant to paragraph (a) (ii) of Rule 485

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                     Title of Securities Being Registered:

              Interest in Individual Variable Annuity Contracts.

================================================================================
Premier NJ Bb

                                     Note:

Registrant is filing this Post-Effective Amendment No. 9 to Registration Statement No. 333-144657 for the purpose of including in the Registration Statement a Prospectus Supplement. The Prospectus, Statement of Additional Information and Part C that were filed as part of Post-Effective Amendment No.6 with the SEC on April 15, 2008, as supplemented, are hereby incorporated by reference. However, financial statements for the depositor and the registrant will be included in a subsequent post-effective amendment. Other than as set forth herein, this Post-Effective Amendment does not amend or delete any other part of this Registration Statement.

                                              PRUDENTIAL LIFE INSURANCE COMPANY
                                PRUDENTIAL LIFE INSURANCE COMPANY OF NEW JERSEY

 PRUDENTIAL PREMIER VARIABLE ANNUITY Bb/SM/ SERIES

                        Supplement Dated August 15, 2008
                     to the Prospectuses Dated May 1, 2008

 This Supplement should be read and retained with the current Prospectus for your annuity. This Supplement is intended to update certain information in the Prospectus for the variable annuity you own, and is not intended to be a prospectus or offer for any other variable annuity listed here that you do not own. If you would like another copy of the current Prospectus, please contact us at 1-888-PRU-2888.

 In the Prospectus immediately following the Table of Contents, we add the following section entitled, "Summary":

                                    SUMMARY

                 Prudential Premier Variable Annuity Bb Series

 This Summary describes key features of the variable annuity described in this prospectus. It is intended to help give you an overview, and to point you to sections of the prospectus that provide greater detail. This Summary is intended to supplement the prospectus, so you should not rely on the Summary alone for all the information you need to know before purchase. You should read the entire prospectus for a complete description of the variable annuity. Your financial advisor can also help you if you have questions.

 What is a variable annuity? A variable annuity is a contract between you and an insurance company. It is designed to help you save money for retirement, and to receive an income during your retirement. With the help of your financial advisor, you choose how to invest your money within your annuity. The value of your annuity will rise or fall depending on whether the investment options you choose perform well or perform poorly. Investing in a variable annuity involves risk and you can lose your money. By the same token, investing in a variable annuity can provide you with the opportunity to grow your money through participation in mutual fund-type investments. Your financial advisor will help you choose your investment options based on your tolerance for risk and your needs.

 Variable annuities also offer a variety of guarantees to receive an income for life, or death benefits for your beneficiaries. These benefits provide a degree of insurance in the event your annuity performs poorly. These optional benefits are available for an extra cost, and are subject to limitations and conditions more fully described later in this prospectus. The guarantees are based on the long-term financial strength of the insurance company.

 Why is a variable annuity "tax-deferred"? Because variable annuities are issued by an insurance company, you pay no taxes on any earnings from your annuity until you withdraw the money. You may also transfer among your investment options without paying a tax at the time of the transfer. Until you withdraw the money, tax deferral allows you to keep money invested that would otherwise go to pay taxes. When you take your money out of the variable annuity, however, you will be taxed on the earnings at ordinary income tax rates rather than lower capital gains rates. If you withdraw earnings before you reach age 59 1/2, you also may be subject to a 10% federal tax penalty.

 You may also purchase one of our variable annuities as a tax-qualified retirement investment such as an IRA, SEP-IRA, Roth IRA, 401(a) plan, or 403(b) plan. Although there is no additional tax advantage to a variable annuity purchased through one of these plans, you may desire the variable annuities' other features such as guaranteed lifetime income payments or death benefits for use within these plans.

 How do I purchase one of the variable annuities? See your financial advisor to complete an application. Your eligibility to purchase is based on your age and the size of your investment:

                             Maximum Age for  Minimum Initial
                   Product   Initial Purchase Purchase Payment
                  --------------------------------------------
                  Bb Series         85             $1,000
                  --------------------------------------------

 You may make additional payments of at least $100 into your annuity at any time, subject to maximums allowed by us and as provided by law.

 After you purchase your annuity you will have usually ten days to examine it and cancel it if you change your mind for any reason. The period of time and the amount returned to you varies by law, and is stated on the front cover of your contract. You must cancel your contract in writing.

 See "What Are the Requirements for Purchasing One of the Annuities" for more detail.

 Where should I invest my money? With the help of your financial advisor, you choose where to invest your money within the annuity. You may choose from a variety of investment options ranging from conservative to aggressive. These investment options participate in mutual fund investments that are kept in a separate account from our other general assets. Although you may recognize some of the names of the money managers, these investment options are designed for variable annuities and are not the same mutual funds available to the general public. You can decide on a mix of investment options that suit your goals. Or, you can choose one of our investment options that participates in several mutual funds according to a specified goal such as balanced asset allocation, or capital growth asset allocation. Each of the underlying mutual funds is described by its own prospectus, which you should read carefully. There is no assurance that any investment option will meet its investment objective.

 You may also allocate money to a fixed rate account that earns interest guaranteed by our general assets. We also offer programs to help discipline your investing, such as dollar cost averaging or automatic rebalancing.

 See "Investment Options," and "Managing your Account Value."

 How can I receive income from my annuity? You can receive income by taking withdrawals or electing annuity payments. If you take withdrawals, you should plan them carefully, because withdrawals may be subject to tax, and may be subject to a surrender charge (discussed below). You may withdraw up to 10% of your investment each year without being subject to a surrender charge. You may take withdrawals until your account value is depleted.

 Instead of withdrawals, you may elect to receive annuity payments over your lifetime, also called "annuitization". This option may appeal to those who worry about outliving their account value through withdrawals. If you elect to receive annuity payments, you convert your account value into a stream of future payments. This means in most cases you no longer have an account value and therefore cannot make withdrawals. We offer different types of annuity options to meet your needs, and you can trade off the benefits and costs that make sense for you. For example, some of our annuity options allow for withdrawals, and some provide a death benefit, while others guarantee payments for life without a death benefit or the ability to make withdrawals.

 See "Access to Account Value."

 Options for Guaranteed Lifetime Withdrawals. We offer several optional benefits for an additional fee that guarantee your ability to take withdrawals for life as a percentage of a guaranteed benefit base, even after your account value falls to zero. These benefits may appeal to you if you wish to maintain flexibility and control over your account value (instead of converting it to an annuity stream) and want the assurance of predictable income. If you withdraw more than the allowable amount during any year, your future level of guaranteed withdrawals decreases.

 As part of these benefits you are required to invest only in certain permitted investment options. Some of the benefits utilize a proprietary asset transfer formula to help protect the account value in periods of negative account performance. The propriety formula monitors your account value on a daily basis and transfers portions into and out of a bond portfolio when necessary.

 These benefits contain detailed provisions, so please see the following sections of the prospectus for complete details:
   .   Highest Daily Lifetime Seven
   .   Spousal Highest Daily Lifetime Seven
   .   Highest Daily Lifetime Seven with Lifetime Income Accelerator
   .   Highest Daily Lifetime Seven with Beneficiary Income Option
   .   Spousal Highest Daily Lifetime Seven with Beneficiary Income Option
   .   Lifetime Five
   .   Spousal Lifetime Five

 Options for Guaranteed Accumulation. We offer an optional benefit for an additional fee that guarantees your account value to a certain level after a period of years. This benefit is called "Highest Daily Guaranteed Return Option", and as part of this benefit you are required to invest only in certain permitted investment options. This benefit utilizes a proprietary asset transfer formula to help protect the account value in periods of negative account performance. The proprietary formula monitors your account value on a daily basis and transfers portions into and out of a bond portfolio when necessary. This benefit contains detailed provisions, so please see the following sections of the prospectus for complete details:

 Other Guaranteed Options. We also offer the following options. Please see the corresponding section in the prospectus for complete details:

   . Guaranteed Minimum Income Benefit: This option guarantees a rate of accumulation of your purchase payments over a period of years for use with converting your account value into an annuity stream (also called "annuitization").

 What happens to my annuity upon death? You may name a beneficiary to receive the proceeds of your annuity upon your death. Your annuity must be distributed within the time periods required by the tax laws. Each of our annuities offers a basic death benefit. The basic death benefit provides your beneficiaries with the greater of your purchase payments less all proportional withdrawals or your value in the annuity at the time of death.

 We also offer a number of optional death benefits for an additional charge:
   . Highest Anniversary Value Death Benefit: Offers the greater of the basic death benefit and a highest anniversary value of the annuity. (Not available in Pruco Life Insurance Company).
   .   Combination 5% Roll-up and Highest Anniversary Value Death Benefit:
       Offers the greatest of the basic death benefit, the highest anniversary value death benefit described above, and a value assuming 5% growth of your investment adjusted for withdrawals.
   . Highest Daily Value Death Benefit: Offers the greater of the basic death benefit and a highest daily value of the annuity. (Not available in Pruco Life Insurance Company of New Jersey).

 Each death benefit has certain age restrictions. Please see the "Death Benefit" section of the Prospectus for more information.

 What are the annuity's fees and charges?

 Contingent Deferred Sales Charge: If you withdraw all or part of your annuity before the end of a period of years, we may deduct a contingent deferred sales charge, or "CDSC". The CDSC is calculated as a percentage of your purchase payment being withdrawn, and depends on how long you have held your Annuity. The CDSC is different depending on which annuity you purchase:

                     Yr. 1 Yr. 2 Yr. 3 Yr. 4 Yr. 5 Yr. 6 Yr. 7 Yr. 8+
           ----------------------------------------------------------
           Bb Series 7.0%  6.0%  5.0%  4.0%  3.0%  2.0%  1.0%   0.0%
           ----------------------------------------------------------

 Each year you may withdraw up to 10% of your purchase payments without the imposition of a CDSC. We may also waive the CDSC under certain circumstances, such as for medically-related circumstances or taking required minimum distributions under a qualified contract.

 Transfer Fee: You may make 20 transfers between investment options each year free of charge. After the 20th transfer, we will charge $10.00 for each transfer. We do not consider transfers made as part of a Dollar Cost Averaging, Automatic Rebalancing or asset allocation program when we count the twenty free transfers. All transfers made on the same day will be treated as one (1) transfer.

 Annual Maintenance Fee: Until you start annuity payments, we deduct an Annual Maintenance Fee. The Annual Maintenance Fee is $35.00 or 2% of your Account Value. The Annual Maintenance Fee is only deducted if your Account Value is less than $100,000.

 Tax Charge: We may deduct a charge to reimburse us for taxes we may pay on premiums received in certain jurisdictions. The tax charge currently ranges up to 3 1/2% of your Purchase Payments and is designed to approximate the taxes that we are required to pay.

 Insurance Charge: We deduct an Insurance Charge daily. It is the combination of the Mortality & Expense Risk Charge and the Administration Charge. The charge is assessed against the daily assets allocated to the Sub-accounts and depends on which annuity you purchase:

                   ------------------------------------------
                             FEE/CHARGE             Bb Series
                   ------------------------------------------
                   Mortality & Expense Risk Charge    0.80%
                   ------------------------------------------
                   Administration Charge              0.15%
                   ------------------------------------------
                   Total Insurance Charge             0.95%
                   ------------------------------------------

 Charges for Optional Benefits: Generally, if you elect to purchase certain optional benefits, we will deduct an additional charge on a daily basis from your Account Value allocated to the Sub-accounts. The additional charge is included in the daily calculation of the Unit Price for each Sub-account. We may assess charges for other optional benefits on a different basis. Please refer to the section entitled "Summary of Contract Fees and Charges" for the list of charges for each Optional Benefit.

 Settlement Service Charge: If your beneficiary takes the death benefit under a Beneficiary Continuation Option, we deduct a Settlement Service Charge. The charge is assessed daily against the average assets allocated to the Sub-accounts and is equal to an annual charge of 1.00%.

 Fees and expenses incurred by the Portfolios: Each Portfolio incurs total annual operating expenses comprised of an investment management fee, other expenses and any distribution and service (12b-1) fees that may apply. More detailed information about fees and expenses can be found in the prospectuses for the Portfolios. Please see the "Fees and Charges" section of the Prospectus for more information.

 Costs to Sell and Administer Our Variable Annuity
 We will pay your financial advisor a commission for selling one of our variable annuities to you. We may also pay fees to your financial advisor's broker dealer firm to cover costs of marketing or administration. These commissions and fees may incent your financial advisor to sell our variable annuity instead of one offered by another company. We also receive fees from the mutual fund companies that offer the investment options for administrative costs and marketing. These fees may influence our decision to offer one family of funds over another. If you have any questions you may speak with your financial advisor or us. See "General Information".

 Other Information
 Please see the section entitled "General Information" for more information about our annuities.

                     [THIS SPACE LEFT INTENTIONALLY BLANK]

 In the Prospectus, immediately after the section entitled "Appendix E - Asset Transfer Formula Under Highest Daily Lifetime Seven and Spousal Highest Daily Lifetime Seven" we add the following section entitled "Appendix F - Hypothetical Illustrations":

                    APPENDIX F - HYPOTHETICAL ILLUSTRATIONS

 The tables in the following pages illustrate examples of how each of our variable annuities could operate. Each illustration shows how different hypothetical rates of return could affect the value of your annuity, its death benefit, and withdrawal values over a hypothetical 30-year period. The returns shown are hypothetical and should not be deemed a projection or prediction of future rates of return. Actual investment results will be more or less than those shown and will depend on a number of factors, including the choice and actual returns of the variable investment options in which you invest.

 The illustrations assume:
   .   You make one purchase payment of $100,000;
   .   You elect Highest Daily Lifetime Seven ("HD7") at issue;
   .   You do not elect an optional death benefit;
   .   You purchase the annuity at age 55;
   .   You begin taking withdrawals in the 11/th/ annuity year.

 The tables are intended to enhance your understanding of our variable annuity by illustrating an example based on the assumptions above. Each illustration is based on only one set of assumptions, and would show different results under a different set of assumptions, such as a different selection of optional benefits. You may obtain illustrations that are customized for your individual situation by contacting your financial advisor.

 In order to illustrate different levels of fluctuation that could occur due to different styles of investing, we have included hypothetical returns based on a "growth" model and a "conservative growth" model. Each model represents a mix of equity-based and fixed-income returns. The "growth" model assumes allocations to investments more heavily weighted in equity investments, where the "conservative growth" model assumes allocations to investments more heavily weighted in fixed-income investments. We have also included an illustration that assumes the annuity grows at a hypothetical rate of return based on a "0% Gross Return" model. The purpose of showing the 0% Return model is to demonstrate how negative growth in the underlying investment options, together with the effect of contract charges, affects various values under the annuity. In all cases the hypothetical values are intended to be net of underyling portfolio charges as well as charges for the annuity and optional benefits. It is not possible to invest in any of the models.

                           Hypothetical Growth Model

                                   Bb Series

 This illustration assumes the annuity grows at a hypothetical rate of return that fluctuates daily based on a "growth" model. The model represents a mix of equity-based and fixed-income returns. It is not possible to invest in the model.

  ---------------------------------------------------------------------------
               Annual                                      Withdrawal   HD7
                 Net    Total                               Amount @   Annual
               Rate of Account Surrender  Death  Protected  Beginning  Income
  Year Premium Return   Value    Value   Benefit   Value   of the Year Amount
  ---------------------------------------------------------------------------
    1  100,000   3.59% 103,587   97,587  103,587  107,000        --     5,350
  ---------------------------------------------------------------------------
    2       --  11.02% 114,999  109,999  114,999  133,710        --     6,685
  ---------------------------------------------------------------------------
    3       --  24.54% 143,224  139,224  143,224  149,323        --     7,466
  ---------------------------------------------------------------------------
    4       --  -6.58% 133,803  130,803  133,803  159,775        --     7,989
  ---------------------------------------------------------------------------
    5       --  15.70% 154,812  152,812  154,812  170,960        --     8,548
  ---------------------------------------------------------------------------
    6       --  16.78% 180,787  179,787  180,787  187,078        --     9,354
  ---------------------------------------------------------------------------
    7       --   2.15% 184,679  184,679  184,679  205,788        --    10,289
  ---------------------------------------------------------------------------
    8       --  24.55% 230,009  230,009  230,009  234,002        --    11,700
  ---------------------------------------------------------------------------
    9       --  13.85% 261,866  261,866  261,866  270,181        --    13,509
  ---------------------------------------------------------------------------
   10       --   3.13% 270,064  270,064  270,064  297,889        --    14,894
  ---------------------------------------------------------------------------
   11       --  10.92% 283,028  283,028  283,028  283,028    14,894    14,894
  ---------------------------------------------------------------------------
   12       --  22.64% 328,851  328,851  328,851  328,851    14,894    16,443
  ---------------------------------------------------------------------------
   13       --  -4.65% 297,890  297,890  297,890  312,408    16,443    16,443
  ---------------------------------------------------------------------------
   14       --  23.62% 347,922  347,922  347,922  347,922    16,443    17,396
  ---------------------------------------------------------------------------
   15       --   5.12% 347,465  347,465  347,465  366,732    17,396    18,337
  ---------------------------------------------------------------------------
   16       --   7.04% 352,311  352,311  352,311  352,311    18,337    18,337
  ---------------------------------------------------------------------------
   17       --  -2.67% 325,052  325,052  325,052  330,059    18,337    18,337
  ---------------------------------------------------------------------------
   18       --  29.46% 397,067  397,067  397,067  397,067    18,337    19,853
  ---------------------------------------------------------------------------
   19       --  15.83% 436,930  436,930  436,930  445,766    19,853    22,288
  ---------------------------------------------------------------------------
   20       --  25.57% 520,656  520,656  520,656  520,656    22,288    31,239
  ---------------------------------------------------------------------------
   21       --  21.67% 595,483  595,483  595,483  595,483    31,239    35,729
  ---------------------------------------------------------------------------
   22       --  13.89% 637,499  637,499  637,499  639,873    35,729    38,392
  ---------------------------------------------------------------------------
   23       --  -7.57% 553,750  553,750  553,750  601,480    38,392    38,392
  ---------------------------------------------------------------------------
   24       -- -10.54% 461,020  461,020  461,020  563,088    38,392    38,392
  ---------------------------------------------------------------------------
   25       -- -17.45% 348,869  348,869  348,869  524,696    38,392    38,392
  ---------------------------------------------------------------------------
   26       --  20.34% 373,621  373,621  373,621  486,303    38,392    38,392
  ---------------------------------------------------------------------------
   27       --   6.89% 358,309  358,309  358,309  447,911    38,392    38,392
  ---------------------------------------------------------------------------
   28       --   1.03% 323,220  323,220  323,220  409,519    38,392    38,392
  ---------------------------------------------------------------------------
   29       --   8.84% 310,003  310,003  310,003  371,126    38,392    38,392
  ---------------------------------------------------------------------------
   30       --  -0.89% 269,187  269,187  269,187  332,734    38,392    38,392
  ---------------------------------------------------------------------------

 RETURNS AND VALUES ON THIS PAGE ARE HYPOTHETICAL, ARE NOT GUARANTEED, AND WILL
                                     VARY.

                     Hypothetical Conservative Growth Model

                                   Bb Series

 This illustration assumes the annuity grows at a hypothetical rate of return that fluctuates daily based on a "conservative" model. The model represents a mix of equity-based and fixed-income returns. It is not possible to invest in the model.

  ---------------------------------------------------------------------------
               Annual                                      Withdrawal   HD7
                 Net    Total                               Amount @   Annual
               Rate of Account Surrender  Death  Protected  Beginning  Income
  Year Premium Return   Value    Value   Benefit   Value   of the Year Amount
  ---------------------------------------------------------------------------
    1  100,000  4.00%  104,000   98,000  104,000  107,232        --     5,362
  ---------------------------------------------------------------------------
    2       --  2.09%  106,175  101,175  106,175  121,502        --     6,075
  ---------------------------------------------------------------------------
    3       -- 19.09%  126,449  122,449  126,449  130,568        --     6,528
  ---------------------------------------------------------------------------
    4       -- -1.76%  124,223  121,223  124,223  139,708        --     6,985
  ---------------------------------------------------------------------------
    5       -- 10.92%  137,783  135,783  137,783  149,488        --     7,474
  ---------------------------------------------------------------------------
    6       --  9.96%  151,503  150,503  151,503  159,952        --     7,998
  ---------------------------------------------------------------------------
    7       -- -0.78%  150,324  150,324  150,324  171,148        --     8,557
  ---------------------------------------------------------------------------
    8       -- 15.76%  174,008  174,008  174,008  183,129        --     9,156
  ---------------------------------------------------------------------------
    9       --  8.98%  189,640  189,640  189,640  195,948        --     9,797
  ---------------------------------------------------------------------------
   10       --  6.06%  201,140  201,140  201,140  215,123        --    10,756
  ---------------------------------------------------------------------------
   11       --  5.08%  200,064  200,064  200,064  204,367    10,756    10,756
  ---------------------------------------------------------------------------
   12       -- 10.96%  210,051  210,051  210,051  210,051    10,756    10,756
  ---------------------------------------------------------------------------
   13       -- -2.66%  193,989  193,989  193,989  193,989    10,756    10,756
  ---------------------------------------------------------------------------
   14       -- 17.78%  215,807  215,807  215,807  215,807    10,756    10,790
  ---------------------------------------------------------------------------
   15       --  4.15%  213,527  213,527  213,527  221,980    10,790    11,099
  ---------------------------------------------------------------------------
   16       --  7.06%  216,713  216,713  216,713  216,713    11,099    11,099
  ---------------------------------------------------------------------------
   17       -- -3.64%  198,128  198,128  198,128  199,782    11,099    11,099
  ---------------------------------------------------------------------------
   18       -- 21.67%  227,556  227,556  227,556  227,556    11,099    11,378
  ---------------------------------------------------------------------------
   19       --  7.07%  231,463  231,463  231,463  237,426    11,378    11,871
  ---------------------------------------------------------------------------
   20       -- 14.85%  252,206  252,206  252,206  252,206    11,871    15,132
  ---------------------------------------------------------------------------
   21       -- 12.91%  267,683  267,683  267,683  267,683    15,132    16,061
  ---------------------------------------------------------------------------
   22       --  4.15%  262,072  262,072  262,072  262,072    16,061    16,061
  ---------------------------------------------------------------------------
   23       --  1.23%  249,025  249,025  249,025  249,025    16,061    16,061
  ---------------------------------------------------------------------------
   24       -- -1.69%  229,031  229,031  229,031  229,031    16,061    16,061
  ---------------------------------------------------------------------------
   25       -- -3.64%  205,222  205,222  205,222  205,222    16,061    16,061
  ---------------------------------------------------------------------------
   26       --  9.98%  208,044  208,044  208,044  208,044    16,061    16,061
  ---------------------------------------------------------------------------
   27       --  4.15%  199,951  199,951  199,951  199,951    16,061    16,061
  ---------------------------------------------------------------------------
   28       --  0.26%  184,359  184,359  184,359  184,359    16,061    16,061
  ---------------------------------------------------------------------------
   29       --  5.12%  176,918  176,918  176,918  176,918    16,061    16,061
  ---------------------------------------------------------------------------
   30       --  2.20%  164,404  164,404  164,404  164,404    16,061    16,061
  ---------------------------------------------------------------------------

 RETURNS AND VALUES ON THIS PAGE ARE HYPOTHETICAL, ARE NOT GUARANTEED, AND WILL
                                     VARY.

                       Hypothetical 0% Gross Return Model

                                   Bb Series

  ---------------------------------------------------------------------------
               Annual                                      Withdrawal   HD7
                 Net    Total                               Amount @   Annual
               Rate of Account Surrender  Death  Protected  Beginning  Income
  Year Premium Return   Value    Value   Benefit   Value   of the Year Amount
  ---------------------------------------------------------------------------
    1  100,000  -2.73%  97,267   91,267  100,000  107,000        --     5,350
  ---------------------------------------------------------------------------
    2       --  -2.80%  94,547   89,547  100,000  114,490        --     5,724
  ---------------------------------------------------------------------------
    3       --  -2.87%  91,837   87,837  100,000  122,504        --     6,125
  ---------------------------------------------------------------------------
    4       --  -2.94%  89,134   86,134  100,000  131,080        --     6,554
  ---------------------------------------------------------------------------
    5       --  -3.03%  86,434   84,434  100,000  140,255        --     7,013
  ---------------------------------------------------------------------------
    6       --  -3.13%  83,732   82,732  100,000  150,073        --     7,504
  ---------------------------------------------------------------------------
    7       --  -3.23%  81,026   81,026  100,000  160,578        --     8,029
  ---------------------------------------------------------------------------
    8       --  -3.35%  78,311   78,311  100,000  171,819        --     8,591
  ---------------------------------------------------------------------------
    9       --  -3.48%  75,582   75,582  100,000  183,846        --     9,192
  ---------------------------------------------------------------------------
   10       --  -3.63% 100,000  100,000  100,000  200,000        --    10,000
  ---------------------------------------------------------------------------
   11       --  -3.37%  86,965   86,965   90,000  190,000    10,000    10,000
  ---------------------------------------------------------------------------
   12       --  -3.51%  74,259   74,259   79,651  180,000    10,000    10,000
  ---------------------------------------------------------------------------
   13       --  -3.71%  61,878   61,878   68,925  170,000    10,000    10,000
  ---------------------------------------------------------------------------
   14       --  -3.98%  49,813   49,813   57,786  160,000    10,000    10,000
  ---------------------------------------------------------------------------
   15       --  -4.41%  38,058   38,058   46,185  150,000    10,000    10,000
  ---------------------------------------------------------------------------
   16       --  -5.17%  26,607   26,607   34,050  140,000    10,000    10,000
  ---------------------------------------------------------------------------
   17       --  -6.95%  15,453   15,453   21,252  130,000    10,000    10,000
  ---------------------------------------------------------------------------
   18       -- -15.82%   4,590    4,590    7,499  120,000    10,000    10,000
  ---------------------------------------------------------------------------
   19       --      --      --       --       --  110,000    10,000    10,000
  ---------------------------------------------------------------------------
   20       --      --      --       --       --  100,000    10,000    10,000
  ---------------------------------------------------------------------------
   21       --      --      --       --       --   90,000    10,000    10,000
  ---------------------------------------------------------------------------
   22       --      --      --       --       --   80,000    10,000    10,000
  ---------------------------------------------------------------------------
   23       --      --      --       --       --   70,000    10,000    10,000
  ---------------------------------------------------------------------------
   24       --      --      --       --       --   60,000    10,000    10,000
  ---------------------------------------------------------------------------
   25       --      --      --       --       --   50,000    10,000    10,000
  ---------------------------------------------------------------------------
   26       --      --      --       --       --   40,000    10,000    10,000
  ---------------------------------------------------------------------------
   27       --      --      --       --       --   30,000    10,000    10,000
  ---------------------------------------------------------------------------
   28       --      --      --       --       --   20,000    10,000    10,000
  ---------------------------------------------------------------------------
   29       --      --      --       --       --   10,000    10,000    10,000
  ---------------------------------------------------------------------------
   30       --      --      --       --       --       --    10,000    10,000
  ---------------------------------------------------------------------------

 RETURNS AND VALUES ON THIS PAGE ARE HYPOTHETICAL, ARE NOT GUARANTEED, AND WILL
                                     VARY.

                                    PART C

                               OTHER INFORMATION

ITEM 24.FINANCIAL STATEMENTS AND EXHIBITS

(b) EXHIBITS

(10) Consent of PricewaterhouseCoopers LLP*
--------
* To be filed IN SUBSEQUENT POST-EFFECTIVE AMENDMENT UNDER RULE 485(B)

                                  SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this post-effective amendment to be signed on its behalf on this 15th day of August, 2008.

    THE PRUCO LIFE of NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

                                  Registrant

                By: Pruco Life Insurance Company of New Jersey


Attest:  /s/ Thomas C. Castano         /s/ Scott D. Kaplan
         --------------------------    -------------------------
Thomas C. Castano                      Scott D. Kaplan
Secretary                              President

                                  SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

                              Signature and Title


            *
---------------------------
JAMES J. AVERY JR.
VICE CHAIRMAN AND DIRECTOR  Date: August 15, 2008

            *               * *By: /s/ THOMAS C. CASTANO
---------------------------      -------------------
SCOTT D. KAPLAN             THOMAS C. CASTANO
PRESIDENT AND DIRECTOR      (ATTORNEY-IN-FACT)

            *
---------------------------
TUCKER I. MARR
VICE PRESIDENT, AND
CHIEF FINANCIAL OFFICER

            *
---------------------------
BERNARD J. JACOB
DIRECTOR

            *
---------------------------
HELEN M. GALT
DIRECTOR

            *
---------------------------
DAVID R. ODENATH, JR.
DIRECTOR

333-131035